Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Institutional Class
Trading Symbol	MXEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Net Assets	$ 1,279,000,000
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,279M
Total number of portfolio holdings	1,037
Total advisory fee paid	$ 2.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	39%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.25 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	3.37%
United States Treasury Note/Bond 3.50%	3.26%
United States Treasury Note/Bond 3.88%	3.12%
United States Treasury Note/Bond 4.63%	2.61%
United States Treasury Note/Bond 3.88%	2.52%
United States Treasury Note/Bond 4.38%	2.46%
United States Treasury Note/Bond 4.00%	2.18%
United States Treasury Note/Bond 3.75%	1.97%
United States Treasury Note/Bond 5.00%	1.97%
United States Treasury Note/Bond 4.63%	1.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.13%	3.37%
United States Treasury Note/Bond 3.50%	3.26%
United States Treasury Note/Bond 3.88%	3.12%
United States Treasury Note/Bond 4.63%	2.61%
United States Treasury Note/Bond 3.88%	2.52%
United States Treasury Note/Bond 4.38%	2.46%
United States Treasury Note/Bond 4.00%	2.18%
United States Treasury Note/Bond 3.75%	1.97%
United States Treasury Note/Bond 5.00%	1.97%
United States Treasury Note/Bond 4.63%	1.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Flexible Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Investor Class
Trading Symbol	MXEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Net Assets	$ 1,279,000,000
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,279M
Total number of portfolio holdings	1,037
Total advisory fee paid	$ 2.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	39%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.25 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	3.37%
United States Treasury Note/Bond 3.50%	3.26%
United States Treasury Note/Bond 3.88%	3.12%
United States Treasury Note/Bond 4.63%	2.61%
United States Treasury Note/Bond 3.88%	2.52%
United States Treasury Note/Bond 4.38%	2.46%
United States Treasury Note/Bond 4.00%	2.18%
United States Treasury Note/Bond 3.75%	1.97%
United States Treasury Note/Bond 5.00%	1.97%
United States Treasury Note/Bond 4.63%	1.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.13%	3.37%
United States Treasury Note/Bond 3.50%	3.26%
United States Treasury Note/Bond 3.88%	3.12%
United States Treasury Note/Bond 4.63%	2.61%
United States Treasury Note/Bond 3.88%	2.52%
United States Treasury Note/Bond 4.38%	2.46%
United States Treasury Note/Bond 4.00%	2.18%
United States Treasury Note/Bond 3.75%	1.97%
United States Treasury Note/Bond 5.00%	1.97%
United States Treasury Note/Bond 4.63%	1.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Net Assets	$ 927,000,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 927M
Total number of portfolio holdings	171
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	123%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.16 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	15.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.91%
U.S. Treasury Inflation Indexed Bonds TIPS 0.25%	11.09%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	10.29%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.54%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	6.86%
Federal Home Loan Bank 3.70%	4.95%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	3.19%
Uniform Mortgage-Backed Security 6.00%	1.68%
Uniform Mortgage-Backed Security 5.50%	1.64%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	15.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.91%
U.S. Treasury Inflation Indexed Bonds TIPS 0.25%	11.09%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	10.29%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.54%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	6.86%
Federal Home Loan Bank 3.70%	4.95%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	3.19%
Uniform Mortgage-Backed Security 6.00%	1.68%
Uniform Mortgage-Backed Security 5.50%	1.64%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 927,000,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 927M
Total number of portfolio holdings	171
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	123%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.16 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	15.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.91%
U.S. Treasury Inflation Indexed Bonds TIPS 0.25%	11.09%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	10.29%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.54%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	6.86%
Federal Home Loan Bank 3.70%	4.95%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	3.19%
Uniform Mortgage-Backed Security 6.00%	1.68%
Uniform Mortgage-Backed Security 5.50%	1.64%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	15.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.91%
U.S. Treasury Inflation Indexed Bonds TIPS 0.25%	11.09%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	10.29%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.54%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	6.86%
Federal Home Loan Bank 3.70%	4.95%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	3.19%
Uniform Mortgage-Backed Security 6.00%	1.68%
Uniform Mortgage-Backed Security 5.50%	1.64%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Institutional Class
Trading Symbol	MXECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Net Assets	$ 1,155,000,000
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,155M
Total number of portfolio holdings	858
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	2.58%
Novartis AG	1.37%
Novo Nordisk A/S Class B	1.37%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.15%
HSBC Holdings PLC	1.08%
Unilever PLC	1.04%
Roche Holding AG	0.93%
U.S. Treasury Bills 3.66%	0.92%
Shell PLC	0.90%
Tencent Holdings Ltd	0.87%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	2.58%
Novartis AG	1.37%
Novo Nordisk A/S Class B	1.37%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.15%
HSBC Holdings PLC	1.08%
Unilever PLC	1.04%
Roche Holding AG	0.93%
U.S. Treasury Bills 3.66%	0.92%
Shell PLC	0.90%
Tencent Holdings Ltd	0.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Investor Class
Trading Symbol	MXEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Net Assets	$ 1,155,000,000
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,155M
Total number of portfolio holdings	858
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	2.58%
Novartis AG	1.37%
Novo Nordisk A/S Class B	1.37%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.15%
HSBC Holdings PLC	1.08%
Unilever PLC	1.04%
Roche Holding AG	0.93%
U.S. Treasury Bills 3.66%	0.92%
Shell PLC	0.90%
Tencent Holdings Ltd	0.87%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	2.58%
Novartis AG	1.37%
Novo Nordisk A/S Class B	1.37%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.15%
HSBC Holdings PLC	1.08%
Unilever PLC	1.04%
Roche Holding AG	0.93%
U.S. Treasury Bills 3.66%	0.92%
Shell PLC	0.90%
Tencent Holdings Ltd	0.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	MXEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Net Assets	$ 817,000,000
Holdings Count | Holding	653
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 817M
Total number of portfolio holdings	653
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.03%
NVIDIA Corp	4.57%
Microsoft Corp	3.35%
Amazon.com Inc	2.63%
Alphabet Inc Class C	2.07%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.60%
Advanced Micro Devices Inc	1.49%
Micron Technology Inc	1.39%
Tesla Inc	1.20%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Apple Inc	5.03%
NVIDIA Corp	4.57%
Microsoft Corp	3.35%
Amazon.com Inc	2.63%
Alphabet Inc Class C	2.07%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.60%
Advanced Micro Devices Inc	1.49%
Micron Technology Inc	1.39%
Tesla Inc	1.20%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	MXETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Net Assets	$ 817,000,000
Holdings Count | Holding	653
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 817M
Total number of portfolio holdings	653
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.03%
NVIDIA Corp	4.57%
Microsoft Corp	3.35%
Amazon.com Inc	2.63%
Alphabet Inc Class C	2.07%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.60%
Advanced Micro Devices Inc	1.49%
Micron Technology Inc	1.39%
Tesla Inc	1.20%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Apple Inc	5.03%
NVIDIA Corp	4.57%
Microsoft Corp	3.35%
Amazon.com Inc	2.63%
Alphabet Inc Class C	2.07%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.60%
Advanced Micro Devices Inc	1.49%
Micron Technology Inc	1.39%
Tesla Inc	1.20%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.